SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT (NO. 333-122804)

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 13

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-21714

Amendment No. 14

MML SERIES INVESTMENT FUND II

(Exact Name of Registrant as Specified in Declaration of Trust)

1295 State Street, Springfield, Massachusetts 01111

(413) 788-8411

Name and Address of Agent for Service

Andrew M. Goldberg, Esq.

Vice President, Clerk and Chief Legal Officer

MML Series Investment Fund II

1295 State Street

Springfield, Massachusetts 01111

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110

It is proposed that this filing become effective on May 1, 2010 pursuant to paragraph (b) of rule 485.

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TO THE SECURITIES AND EXCHANGE COMMISSION:

Registrant submits this Post-Effective Amendment No. 13 to its Registration Statement No. 333-122804 under the Securities Act of 1933 and this Amendment No. 14 to its Registration Statement No. 811-21714 under the Investment Company Act of 1940 for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 12 to the Registrant’s Registration Statement filed under Rule 485(a)(2) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 12 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940, as filed with the Commission on January 15, 2010. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Springfield and the Commonwealth of Massachusetts as of the 30th day of March, 2010.

MML SERIES INVESTMENT FUND II

By:	/s/ Richard J. Byrne
Richard J. Byrne
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 13 to the Registration Statement has been signed by the following persons in the capacities as indicated as of the 30th day of March, 2010.

Signature	Title

/s/ Richard J. Byrne Richard J. Byrne	President and Chief Executive Officer

/S/ NICHOLAS H. PALMERINO Nicholas H. Palmerino	Chief Financial Officer and Treasurer

* Nabil N. EI-Hage	Chairman and Trustee

* Frederick C. Castellani	Vice Chairman and Trustee

* Maria D. Furman	Trustee

* C. Ann Merrifield	Trustee

* Corine T. Norgaard	Trustee

*By:	/s/ ANDREW M. GOLDBERG
Andrew M. Goldberg Attorney-in-Fact